Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	Premises and Equipment

A summary of premises and equipment is as follows:

	Useful lives	2016	2015

Land and improvements	-	$1,952,998	$1,952,998
Buildings and improvements	15-39 years	5,659,635	5,659,635
Furniture and equipment	3-10 years	3,490,526	3,308,986
		11,103,159	10,921,619
Accumulated depreciation and amortization		5,653,481	5,273,686
		$5,449,678	$5,647,933

Depreciation and amortization expense		$379,795	$339,269

Software with a net book value of $185,253 and $251,983 as of December 31, 2016 and 2015, respectively, is included in other assets. Amortization expense of $69,100 and $46,442 was recorded in 2016 and 2015, respectively.